Post-Employment Benefits - Summary of Net Remeasurement Gains (Losses) Recognized in OCI (Parenthetical) (Detail) $ in Millions	6 Months Ended
Apr. 30, 2024 CAD ($)
Disclosure of defined benefit plans [line items]
Transfer of accumulated acturial losses to retained earnings	$ 5